HENDERSON GLOBAL FUNDS

Henderson Worldwide Income Fund
(the “Fund”)

Supplement dated April 29, 2011
to the Prospectus dated April 29, 2011

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Fund Name
Effective June 1, 2011, the “Henderson Worldwide Income Fund” will be renamed the “Henderson Strategic Income Fund.”

Change in Management Fee and Expense Limitation
Effective June 1, 2011, the management fee rate the Fund pays Henderson Global Investors (North America) Inc. will be reduced and the Fund’s expense limitation will be lowered.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page four (4) of the Prospectus:

	Class A	Class B	Class C	Class I
Management Fees(a)	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.54%	0.54%	0.54%	0.54%
Total Operating Expenses	1.34%	2.09%	2.09%	1.09%
Fee Waiver and/or Expense Reimbursement(b)	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.85%	1.85%	0.85%

(a)	Management Fees have been restated to reflect a change in the management fee rate effective June 1, 2011.
(b)
The Fund’s adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses excluding any acquired fund fees and expenses, less distribution and service fees, to 0.85% of the Fund’s average daily net assets.  The Fund’s Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page four (4) of the Prospectus:

	1-Year	3-Year	5-Year	10-Year
Class A	$582	$808	$1,053	$1,781
Class B	$588	$882	$1,102	$2,059
Class C	$288	$582	$1,002	$2,198
Class I	$87	$272	$472	$1,080

You would pay the following expenses if you did not redeem your shares:

	1-Year	3-Year	5-Year	10-Year
Class A	$582	$808	$1,053	$1,781
Class B	$188	$582	$1,002	$2,059
Class C	$188	$582	$1,002	$2,198
Class I	$87	$272	$472	$1,080

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser” in the “Management of the Fund” section on page eleven (11) of the Prospectus:

The Adviser provides services and facilities to the Fund.  Effective June 1, 2011, the Fund pays the Adviser a monthly fee at an annual rate of the Fund’s average daily net assets as set forth below:

0.55% for the first $1 billion;
0.50% for the next $500 million; and
0.45% on the balance thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Worldwide Income Fund
(the “Fund”)

Supplement dated April 29, 2011
to the Statement of Additional Information dated April 29, 2011

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Change in Fund Name
Effective June 1, 2011, the “Henderson Worldwide Income Fund” will be renamed the “Henderson Strategic Income Fund.”

Change in Management Fee
Effective June 1, 2011, the management fee rate the Fund pays Henderson Global Investors (North America) Inc. will be reduced.

The following information replaces the information with respect to the Fund in the fifth paragraph under “Investment Adviser” in the “Investment Advisory and Other Services” section on page thirty-seven (37) of the Statement of Additional Information:

The Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of the Fund’s average daily net assets as set forth below:

0.55% for the first $1 billion;
0.50% for the next $500 million; and
0.45% on the balance thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.